Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of segments (in segments) | segment	5
Revenues	$ 29,706	$ 27,701	[1]	$ 25,095	[1]
U.K
Segment Reporting Information [Line Items]
Revenues	1,006	864		826
Total long-lived assets	218	288
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	28,700	26,837		$ 24,269
Total long-lived assets	$ 10,699	$ 11,652

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).